ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisition Pro Forma Information
Intangible assets	$1,135,512
Goodwill	2,144,488
Net purchase price	$3,280,000

The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Intangible assets	$1,135,512
Goodwill	2,144,488
Net purchase price	$3,280,000

Unaudited pro forma results of continuing operations data as if the business combination of the Company and the subsidiary had occurred on January 1, 2012 and as if the same number of shares of common stock had been issued in that transaction are as follows:

	For the year ended December 31, 2013	For the year ended December 31, 2012
Pro forma revenues	$9,318,371	$8,184,950
Pro forma income (loss) from operations	(809,760)	(2,376,224)
Pro forma net income (loss)	(848,102)	(2,362,899)
Pro forma income (loss) per share	$(0.18)	$(0.73)
Pro forma diluted income (loss) per share	$(0.18)	$(0.73)